UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
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Title:     Managing Member
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Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Douglas C. Floren       Greenwich, Connecticut        2-10-06
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               59
                                               -------------

                                                 116,023
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abgenix Inc                       Common Stock   00339B107     462    21,500 SH       sole                 21,500
Alkermes Inc                      Common Stock   01642T108     478    25,000 SH       sole                 25,000
Amgen Inc                         Common Stock   031162100   2,681    34,000 SH       sole                 34,000
Amicas Inc                        Common Stock   001712108   1,190   240,000 SH       sole                240,000
Amylin Pharmaceuticals Inc        Common Stock   032346108   3,752    94,000 SH       sole                 94,000
Arena Pharmaceuticals Inc         Common Stock   040047102     156    11,000 SH       sole                 11,000
Array Biopharma Inc               Common Stock   04269X105   1,812   258,500 SH       sole                258,500
Burlington Res Inc                Common Stock   122014103     224     2,600 SH       sole                  2,600
Caliper Life Sciences Inc         Common Stock   130872104   1,975   336,000 SH       sole                336,000
Cephalon Inc                      Common Stock   156708109   5,179    80,000 SH       sole                 80,000
Combinatorx Inc                   Common Stock   20010A103     883   108,000 SH       sole                108,000
Cubist Pharmaceuticals Inc        Common Stock   229678107   1,550    73,000 SH       sole                 73,000
Curagen Corp                      Common Stock   23126R101   1,532   497,500 SH       sole                497,500
Curis Inc                         Common Stock   231269101     570   160,000 SH       sole                160,000
Dade Behring Hldgs Inc            Common Stock   23342J206     613    15,000 SH       sole                 15,000
Eclipsys Corp                     Common Stock   278856109     189    10,000 SH       sole                 10,000
Emdeon Corp                       Common Stock   290849108     212    25,000 SH       sole                 25,000
Genentech Inc                     Common Stock   368710406  14,708   159,000 SH       sole                159,000
Gen-Probe Inc New                 Common Stock   36866T103     732    15,000 SH       sole                 15,000
Getty Images Inc                  Common Stock   374276103     205     2,300 SH       sole                  2,300
Gilead Sciences Inc               Common Stock   375558103     473     9,000 SH       sole                  9,000
American Healthways Inc           Common Stock   02649V104     769    17,000 SH       sole                 17,000
Human Genome Sciences Inc         Common Stock   444903108     496    38,000 SH       sole                 38,000
Illumina Inc                      Common Stock   452327109   5,583   396,000 SH       sole                396,000
Intermune Inc                     Common Stock   45884X103   1,932   115,000 SH       sole                115,000
Insmed Inc                        Common Stock   457669208     20     10,000 SH       sole                 10,000
Invitrogen Corp                   Common Stock   46185R100   4,238    63,600 SH       sole                 63,600
Johnson & Johnson                 Common Stock   478160104     595     9,900 SH       sole                  9,900
Lilly Eli & Co                    Common Stock   532457108   1,530    27,044 SH       sole                 27,044
Lumera Corp                       Common Stock   55024R106     251    67,100 SH       sole                 67,100
Matria Healthcare Inc             Common Stock   576817209   1,783    46,000 SH       sole                 46,000
Medarex Inc                       Common Stock   583916101   1,593   115,000 SH       sole                115,000
Medtronic Inc                     Common Stock   585055106     561     9,751 SH       sole                  9,751
Merge Technologies Inc            Common Stock   589981109     751    30,000 SH       sole                 30,000
Myriad Genetics Inc               Common Stock   62855J104   8,711   418,800 SH       sole                418,800
Nektar Therapeutics               Common Stock   640268108   3,366   204,500 SH       sole                204,500
Neurocrine Biosciences Inc        Common Stock   64125C109   8,845   141,000 SH       sole                141,000
Novo-Nordisk A S                  ADR            670100205   2,251    40,000 SH       sole                 40,000
Nuvelo Inc                        Common Stock   67072M301     406    50,000 SH       sole                 50,000
Omnicell Inc                      Common Stock   68213N109   3,119   261,000 SH       sole                261,000
Onyx Pharmaceuticals Inc          Common Stock   683399109   1,008    35,000 SH       sole                 35,000
OSI Pharmaceuticals Inc           Common Stock   671040103     687    24,500 SH       sole                 24,500
Panacos Pharmaceuticals Inc       Common Stock   69811Q106      69    10,000 SH       sole                 10,000
Pfizer Inc                        Common Stock   717081103   1,558    66,796 SH       sole                 66,796
Pharmaxis LTD                     Spon GDS       71715J105     560    25,000 SH       sole                 25,000
Protein Design Labs Inc           Common Stock   74369L103   5,357   188,500 SH       sole                188,500
Regeneron Pharmaceuticals         Common Stock   75886F107   1,034    65,000 SH       sole                 65,000
Repligen Corp                     Common Stock   759916109     340    85,000 SH       sole                 85,000
Sangamo Biosciences Inc           Common Stock   800677106   1,064   264,000 SH       sole                264,000
Sanofi-Aventis                    Sponsored ADR  80105N105   1,219    35,000 SH       sole                 35,000
Senomyx Inc                       Common Stock   81724Q107   1,454   120,000 SH       sole                120,000
Sepracor Inc                      Common Stock   817315104   5,495   106,500 SH       sole                106,500
Sirna Therapeutics Inc            Common Stock   829669100     738   243,500 SH       sole                243,500
Somaxon Pharmaceuticals Inc       Common Stock   834453102     348    35,000 SH       sole                 35,000
Sonosite Inc                      Common Stock   83568G104   2,101    60,000 SH       sole                 60,000
Symyx Technologies                Common Stock   87155S108   1,706    62,500 SH       sole                 62,500
WebMD Health Corp                 CL A           94770V102   4,735   163,000 SH       sole                163,000
Valentis Inc                      Common Stock   91913E302      73    34,100 SH       sole                 34,100
Xenogen Corp                      Common Stock   98410R108     101    32,100 SH       sole                 32,100

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